Subsequent Events (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended				2 Months Ended	4 Months Ended		9 Months Ended		12 Months Ended
	Oct. 19, 2023	Sep. 29, 2023	May 19, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 15, 2023	Sep. 30, 2023	Apr. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 19, 2023
Subsequent Events
Issuance fees											$ 72	$ 0
Amount of draw executed									$ 4,900		4,931	0
Proceeds from note payable to related party				$ 300						$ 5,000	5,300	17,500	$ 23,000	$ 20,500
Proceeds from issuance of warrants		$ 10,210									$ 10,210	$ 0
Subsequent Events
Subsequent Events
Total proceeds		$ 10,200
Borrowing term		2 years 6 months
Percentage of fully diluted common stock		3.00%
Percentage of fair value common stock		85.00%
Warrants to purchase common stock shares		10,209,994
Exercise price of warrants		$ 1.00
Warrants exercisable term		5 years
Subsequent Events | Minimum
Subsequent Events
Exercise price of warrants		$ 1.50
Class of warrants rights exercisable		1.50
Subsequent Events | Warrants exercisable price at 10.00
Subsequent Events
Conversion price		10.00
Subsequent Events | Warrants exercisable price at 12.50
Subsequent Events
Exercise price of warrants		12.50
Subsequent Events | Warrants exercisable price at 15.00
Subsequent Events
Exercise price of warrants		$ 15.00
Subsequent Events | Forward purchase agreements subscription agreements and side letter
Subsequent Events
Issuance of common stock to Sponsor (in shares)		3,168,121
Issuance of common stock to Sponsor		$ 32,900
Conversion of Incremental shares		1
Subsequent Events | Forward purchase agreements subscription agreements and side letter | Incremental shares
Subsequent Events
Issuance of common stock to Sponsor (in shares)		314,889
Subsequent Events | Forward purchase agreements subscription agreements and side letter | Structuring shares
Subsequent Events
Issuance of common stock to Sponsor (in shares)		200,000
Subsequent Events | Forward purchase agreements subscription agreements and side letter | Graf Acquisition Corp. IV [Member]
Subsequent Events
Issuance of common stock to Sponsor (in shares)		34,889
Subsequent Events | Forward purchase agreements subscription agreements and side letter | Graf Acquisition Corp. IV [Member] | Incremental shares
Subsequent Events
Stock Issued During Period Shares New Issues Considerations Shares		80,000
Subsequent Events | 2023 Convertible Notes
Subsequent Events
Total proceeds			$ 800	$ 1,400	$ 1,400			$ 4,100
Borrowing term				30 days									3 years
Interest rate percentage													4.55%
Proceeds from note payable to related party				$ 300
Debt instrument interest rate				5.12%
Subsequent Events | 2027 Convertible Notes
Subsequent Events
Borrowing term		4 years
Interest rate percentage		5.00%
Warrants to purchase common stock shares		1,000,000
Exercise price of warrants		$ 11.50
Proceeds from issuance of warrants		$ 10,000
Interest rate percentage in kind		8.00%
Conversion price		$ 10.00
Subsequent Events | Revolving Line of Credit
Subsequent Events
Maximum borrowing capacity							$ 5,000								$ 15,000
Borrowing term							1 year
Description of Variable Rate Basis							one month
Variable rate percentage							2.85%
Interest rate percentage							7.50%
Issuance fees							$ 100
Restricted cash balance to be maintained							300
Amount of draw executed						$ 1,100	$ 3,800
Repayments of draw	$ 0